INVENTORIES	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
INVENTORIES
6.a. Accounting policy
These are evaluated and presented at the lower of average acquisition cost and net realizable value, whichever is lower. These include resale materials such as cellphones, SIM cards, accessories, consumption materials and maintenance. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs to sell.
Estimated impairment losses are set up for materials and devices considered obsolete or whose carrying amounts are in excess of those usually sold within a reasonable period. Additions and reversals of estimated impairment losses and inventory obsolescence are included in cost of goods sold (Note 26.).
6.b. Breakdown

	12.31.2024	12.31.2023
Materials for resale	1,137,262	836,799
Materials for consumption	27,538	38,422
Other inventories	32,036	39,263
Gross inventories	1,196,836	914,484
Estimated losses from impairment or obsolescence	(99,598)	(91,670)
Net total	1,097,238	822,814